(Loss) Earnings per share amounts (Tables)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

(Loss) Earnings per share amounts

	Year ended March 31,
	2013	2012	2011
Net (loss) income for basic and diluted earnings per share available to common shareholders	$(54,495)	$31,044	$68,846

Weighted-average number of shares outstanding—basic	120,744,832	122,726,275	130,775,288
Effect of dilutive securities—stock-based compensation	—	643,768	—

Weighted-average number of shares outstanding—diluted	120,744,832	123,370,043	130,775,288

(Loss) earnings per share
Basic	$(0.45)	$0.25	$0.53
Diluted	$(0.45)	$0.25	$0.53